Employee benefits (Details 12) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value of plan assets [line items]
Fair value of plan assets at the beginning of the year	₨ 128	₨ 70
Employer contributions	32	113
Interest on plan assets	13	9
Re-measurements due to:
Return on plan assets excluding interest on plan assets	12	(7)
Benefits paid	(32)	(41)
Foreign exchanges differences	16	(16)
Plan assets at the end of the year	₨ 169	₨ 128